Investment Portfolio	as of May 31, 2019 (Unaudited)

DWS U.S. Multi-Factor Fund

	Shares	Value ($)
Common Stocks 99.1%
Communication Services 3.1%
Diversified Telecommunication Services 0.1%
AT&T, Inc.	2,209	67,551
CenturyLink, Inc.	5,052	52,793
Verizon Communications, Inc.	2,609	141,799
Zayo Group Holdings, Inc.*	1,215	39,731
		301,874
Entertainment 0.8%
Activision Blizzard, Inc.	1,316	57,075
Cinemark Holdings, Inc.	11,774	447,294
Electronic Arts, Inc.*	1,634	152,093
Live Nation Entertainment, Inc.*	7,804	474,639
Madison Square Garden Co. "A"*	1,284	379,859
Take-Two Interactive Software, Inc.*	862	93,225
Viacom, Inc. "B"	8,827	256,248
Walt Disney Co.	3,814	503,600
		2,364,033
Interactive Media & Services 0.1%
Alphabet, Inc. "A"*	33	36,514
Alphabet, Inc. "C"*	55	60,700
IAC/InterActiveCorp.*	374	82,598
TripAdvisor, Inc.*	349	14,752
		194,564
Media 1.9%
AMC Networks, Inc. "A"*	3,925	207,122
Cable One, Inc.	147	164,206
CBS Corp. "B"	8,594	414,918
Charter Communications, Inc. "A"*	732	275,818
Comcast Corp. "A"	4,218	172,938
Discovery, Inc. "A"*	4,234	115,419
Discovery, Inc. "C"*	7,129	182,788
Fox Corp. "B"	650	22,561
Fox Corp. "A"	1,094	38,542
Interpublic Group of Companies, Inc.	68,761	1,459,108
John Wiley & Sons, Inc. "A"	5,300	221,434
Liberty Broadband Corp. "C"*	946	92,850
Liberty Media Corp.-Liberty SiriusXM "A"*	3,035	109,321
Liberty Media Corp.-Liberty SiriusXM "C"*	6,109	220,779
News Corp. "A"	7,045	80,243
Omnicom Group, Inc.	19,739	1,527,009
Sirius XM Holdings, Inc.	34,961	185,643
Tribune Media Co. "A"	742	34,355
		5,525,054
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	2,575	189,108
Telephone & Data Systems, Inc.	9,404	270,929
United States Cellular Corp.*	537	23,387
		483,424
Consumer Discretionary 15.8%
Auto Components 0.8%
Aptiv PLC	3,237	207,298
BorgWarner, Inc.	4,466	158,454
Garrett Motion, Inc.*	16,500	253,770
Gentex Corp.	52,415	1,119,584
Goodyear Tire & Rubber Co.	3,035	40,699
Lear Corp.	3,037	361,494
Visteon Corp.*	511	22,745
		2,164,044
Automobiles 0.2%
Ford Motor Co.	17,236	164,087
General Motors Co.	6,765	225,545
Harley-Davidson, Inc.	5,398	176,622
		566,254
Distributors 0.4%
Genuine Parts Co.	3,614	357,425
LKQ Corp.*	2,437	62,509
Pool Corp.	3,925	705,636
		1,125,570
Diversified Consumer Services 1.4%
Bright Horizons Family Solutions, Inc.*	3,170	434,480
Frontdoor, Inc.*	14,377	578,099
Graham Holdings Co. "B"	645	438,948
Grand Canyon Education, Inc.*	5,166	619,197
H&R Block, Inc.	30,695	805,744
Service Corp. International	14,092	618,216
ServiceMaster Global Holdings, Inc.*	7,434	401,436
		3,896,120
Hotels, Restaurants & Leisure 3.7%
Aramark	3,569	124,166
Carnival Corp.	9,569	489,837
Chipotle Mexican Grill, Inc.*	708	467,259
Choice Hotels International, Inc.	2,782	228,931
Darden Restaurants, Inc.	18,431	2,143,894
Domino's Pizza, Inc.	2,749	768,345
Dunkin' Brands Group, Inc.	4,919	365,088
Extended Stay America, Inc. (Units)	7,646	131,052
Hilton Grand Vacations, Inc.*	1,274	32,385
Hilton Worldwide Holdings, Inc.	2,464	220,380
Hyatt Hotels Corp. "A"	3,336	240,993
Las Vegas Sands Corp.	1,120	61,600
Marriott International, Inc. "A"	2,730	340,813
McDonald's Corp.	1,108	219,683
MGM Resorts International	1,915	47,530
Norwegian Cruise Line Holdings Ltd.*	4,400	240,724
Royal Caribbean Cruises Ltd.	2,224	270,794
Six Flags Entertainment Corp.	3,256	160,716
Starbucks Corp.	23,804	1,810,532
The Wendy's Co.	3,661	67,326
Vail Resorts, Inc.	2,442	525,299
Wyndham Destinations, Inc.	3,059	121,687
Wyndham Hotels & Resorts, Inc.	7,040	375,514
Yum China Holdings, Inc.	3,880	155,239
Yum! Brands, Inc.	10,422	1,066,692
		10,676,479
Household Durables 0.6%
D.R. Horton, Inc.	2,455	104,976
Garmin Ltd.	10,418	796,769
Leggett & Platt, Inc.	7,334	260,430
Lennar Corp. "A"	850	42,211
Newell Brands, Inc.	2,506	33,631
NVR, Inc.*	77	246,521
PulteGroup, Inc.	7,527	233,337
Toll Brothers, Inc.	1,925	66,932
Whirlpool Corp.	779	89,491
		1,874,298
Internet & Direct Marketing Retail 0.2%
Booking Holdings, Inc.*	109	180,528
eBay, Inc.	6,601	237,174
Expedia Group, Inc.	1,648	189,520
Qurate Retail, Inc.*	3,447	43,191
		650,413
Leisure Products 0.5%
Brunswick Corp.	8,887	368,633
Hasbro, Inc.	10,382	987,743
Polaris Industries, Inc.	1,153	92,102
		1,448,478
Multiline Retail 1.9%
Dollar General Corp.	13,146	1,673,223
Dollar Tree, Inc.*	2,016	204,806
Kohl's Corp.	10,032	494,778
Macy's, Inc.	10,005	205,803
Nordstrom, Inc.	11,341	354,973
Target Corp.	32,849	2,642,702
		5,576,285
Specialty Retail 5.1%
Advance Auto Parts, Inc.	3,650	565,750
AutoNation, Inc.*	515	20,327
AutoZone, Inc.*	2,359	2,422,952
Best Buy Co., Inc.	9,488	594,613
Burlington Stores, Inc.*	2,615	409,457
CarMax, Inc.*	2,454	192,099
Dick's Sporting Goods, Inc.	11,147	384,683
Foot Locker, Inc.	9,759	384,017
Home Depot, Inc.	1,069	202,950
L Brands, Inc.	781	17,541
Lowe's Companies, Inc.	8,167	761,818
O'Reilly Automotive, Inc.*	3,770	1,400,065
Penske Automotive Group, Inc.	373	15,934
Ross Stores, Inc.	17,380	1,616,166
The Gap, Inc.	3,629	67,790
The Michaels Companies, Inc.*	1,964	17,892
Tiffany & Co.	8,647	770,534
TJX Companies, Inc.	34,060	1,712,877
Tractor Supply Co.	13,656	1,376,252
Ulta Salon, Cosmetics & Fragrance, Inc.*	2,463	821,115
Urban Outfitters, Inc.*	2,845	63,927
Williams-Sonoma, Inc.	12,374	723,879
		14,542,638
Textiles, Apparel & Luxury Goods 1.0%
Capri Holdings Ltd.*	957	31,083
Carter's, Inc.	2,236	188,070
Columbia Sportswear Co.	1,760	165,053
Hanesbrands, Inc.	5,281	78,423
Kontoor Brands, Inc.*	1,136	33,289
Lululemon Athletica, Inc.*	850	140,751
NIKE, Inc. "B"	7,354	567,288
PVH Corp.	1,091	92,942
Ralph Lauren Corp.	5,472	575,271
Tapestry, Inc.	11,800	337,008
VF Corp.	7,953	651,192
		2,860,370
Consumer Staples 7.0%
Beverages 0.4%
Brown-Forman Corp. "A"	1,034	50,883
Brown-Forman Corp. "B"	3,685	184,176
Coca-Cola Co.	1,151	56,549
Constellation Brands, Inc. "A"	1,280	225,856
Molson Coors Brewing Co. "B"	5,444	299,311
Monster Beverage Corp.*	1,595	98,667
PepsiCo, Inc.	1,477	189,056
		1,104,498
Food & Staples Retailing 2.5%
Casey's General Stores, Inc.	5,919	764,025
Costco Wholesale Corp.	5,173	1,239,347
Kroger Co.	48,329	1,102,385
Sprouts Farmers Market, Inc.*	15,463	310,033
Sysco Corp.	27,511	1,893,307
U.S. Foods Holding Corp.*	31,264	1,080,484
Walgreens Boots Alliance, Inc.	16,045	791,660
Walmart, Inc.	971	98,498
		7,279,739
Food Products 2.5%
Archer-Daniels-Midland Co.	33,066	1,267,089
Bunge Ltd.	8,932	467,054
Campbell Soup Co.	355	12,890
Conagra Brands, Inc.	11,536	308,819
Flowers Foods, Inc.	17,110	382,751
General Mills, Inc.	3,293	162,806
Hormel Foods Corp.	18,684	737,831
Ingredion, Inc.	2,101	160,012
Kellogg Co.	7,192	378,011
Lamb Weston Holdings, Inc.	8,469	501,788
McCormick & Co., Inc.	525	81,921
Mondelez International, Inc. "A"	6,522	331,644
Post Holdings, Inc.*	3,228	339,263
Seaboard Corp.	15	61,500
The Hershey Co.	6,337	836,230
The JM Smucker Co.	5,473	665,298
TreeHouse Foods, Inc.*	3,220	167,859
Tyson Foods, Inc. "A"	4,393	333,385
		7,196,151
Household Products 1.0%
Church & Dwight Co., Inc.	8,361	622,142
Clorox Co.	4,755	707,591
Colgate-Palmolive Co.	5,872	408,809
Energizer Holdings, Inc.	1,015	41,534
Kimberly-Clark Corp.	6,812	871,187
Procter & Gamble Co.	1,849	190,280
		2,841,543
Personal Products 0.5%
Estee Lauder Companies, Inc. "A"	7,081	1,140,253
Herbalife Nutrition Ltd.*	2,138	89,326
Nu Skin Enterprises, Inc. "A"	707	33,010
		1,262,589
Tobacco 0.1%
Altria Group, Inc.	2,506	122,944
Philip Morris International, Inc.	1,612	124,334
		247,278
Energy 1.8%
Energy Equipment & Services 0.1%
Apergy Corp.*	4,163	129,095
Halliburton Co.	2,793	59,463
Helmerich & Payne, Inc.	2,068	101,146
National Oilwell Varco, Inc.	2,254	46,996
Schlumberger Ltd.	1,702	59,042
		395,742
Oil, Gas & Consumable Fuels 1.7%
Anadarko Petroleum Corp.	1,363	95,914
Antero Resources Corp.*	2,996	19,684
Apache Corp.	5,553	144,767
Cabot Oil & Gas Corp.	3,498	87,520
Centennial Resource Development, Inc. "A"*	1,343	10,610
Cheniere Energy, Inc.*	1,677	105,953
Chevron Corp.	1,425	162,236
Cimarex Energy Co.	1,418	81,096
Concho Resources, Inc.	699	68,509
ConocoPhillips	3,916	230,887
Devon Energy Corp.	926	23,298
Diamondback Energy, Inc.	642	62,955
EOG Resources., Inc.	2,450	200,606
Equitrans Midstream Corp.	2,545	50,544
Exxon Mobil Corp.	1,412	99,927
HollyFrontier Corp.	8,648	328,451
Kinder Morgan, Inc.	3,682	73,456
Marathon Petroleum Corp.	8,700	400,113
Murphy Oil Corp.	1,324	32,901
Noble Energy, Inc.	621	13,289
Occidental Petroleum Corp.	8,177	406,969
ONEOK, Inc.	2,034	129,403
PBF Energy, Inc. "A"	3,760	99,264
Phillips 66	10,259	828,927
Pioneer Natural Resources Co.	1,215	172,481
Valero Energy Corp.	12,367	870,637
		4,800,397
Financials 11.5%
Banks 1.3%
Associated Banc-Corp.	3,286	65,096
Bank of Hawaii Corp.	492	37,225
BankUnited, Inc.	3,344	108,613
BB&T Corp.	5,353	250,253
BOK Financial Corp.	492	36,866
CIT Group, Inc.	1,377	65,463
Citigroup, Inc.	43	2,672
Citizens Financial Group, Inc.	2,953	96,209
Comerica, Inc.	1,676	115,342
Commerce Bancshares, Inc.	2,574	147,567
Cullen/Frost Bankers, Inc.	1,111	101,401
East West Bancorp., Inc.	1,532	65,447
Fifth Third Bancorp.	7,075	187,487
First Citizens BancShares, Inc. "A"	193	81,079
First Hawaiian, Inc.	1,256	31,262
First Horizon National Corp.	2,070	27,759
First Republic Bank	1,646	159,695
FNB Corp.	4,879	53,669
Huntington Bancshares, Inc.	16,699	211,242
KeyCorp	8,116	129,613
M&T Bank Corp.	1,546	246,742
PacWest Bancorp.	1,366	49,640
People's United Financial, Inc.	5,149	79,140
Pinnacle Financial Partners, Inc.	307	16,256
PNC Financial Services Group, Inc.	886	112,752
Popular, Inc.	3,067	160,128
Prosperity Bancshares, Inc.	575	37,266
Regions Financial Corp.	10,711	148,133
Signature Bank	305	34,938
SunTrust Banks, Inc.	3,836	230,198
SVB Financial Group*	67	13,494
Synovus Financial Corp.	1,253	40,046
TCF Financial Corp.	2,519	48,012
U.S. Bancorp.	1,995	100,149
Umpqua Holdings Corp.	3,801	60,702
Webster Financial Corp.	1,847	81,785
Wells Fargo & Co.	316	14,021
Western Alliance Bancorp.*	791	32,550
Wintrust Financial Corp.	860	58,256
Zions Bancorp. NA	2,887	124,343
		3,662,511
Capital Markets 2.9%
Affiliated Managers Group, Inc.	348	29,169
Ameriprise Financial, Inc.	542	74,921
Bank of New York Mellon Corp.	2,020	86,234
BGC Partners, Inc. "A"	9,382	44,095
BlackRock, Inc.	83	34,491
Cboe Global Markets, Inc.	1,947	211,327
Charles Schwab Corp.	275	11,443
CME Group, Inc.	688	132,179
E*TRADE Financial Corp.	2,212	99,098
Eaton Vance Corp.	6,402	244,684
Evercore, Inc. "A"	5,408	417,660
FactSet Research Systems, Inc.	3,396	944,767
Franklin Resources., Inc.	12,201	388,236
Interactive Brokers Group, Inc. "A"	484	24,587
Intercontinental Exchange, Inc.	2,579	212,020
Invesco Ltd.	1,498	29,271
Lazard Ltd. "A"	6,319	196,900
Legg Mason, Inc.	589	20,980
LPL Financial Holdings, Inc.	3,494	280,289
MarketAxess Holdings, Inc.	1,248	371,679
Moody's Corp.	2,333	426,659
Morgan Stanley	333	13,550
Morningstar, Inc.	2,463	344,919
MSCI, Inc.	4,487	987,185
Nasdaq, Inc.	5,657	512,750
Northern Trust Corp.	1,424	121,780
Raymond James Financial, Inc.	3,594	296,793
S&P Global, Inc.	4,092	875,197
SEI Investments Co.	3,065	154,016
State Street Corp.	903	49,891
T. Rowe Price Group, Inc.	6,196	626,663
TD Ameritrade Holding Corp.	2,360	117,410
The Goldman Sachs Group., Inc.	139	25,366
		8,406,209
Consumer Finance 0.6%
Ally Financial, Inc.	5,488	158,439
American Express Co.	2,915	334,380
Capital One Financial Corp.	2,392	205,401
Credit Acceptance Corp.*	543	247,820
Discover Financial Services	7,230	538,996
Navient Corp.	1,836	23,941
Santander Consumer U.S.A. Holdings, Inc.	664	14,867
SLM Corp.	2,413	22,948
Synchrony Financial	3,146	105,800
		1,652,592
Diversified Financial Services 0.1%
AXA Equitable Holdings, Inc.	3,017	61,999
Berkshire Hathaway, Inc. "B"*	302	59,621
Jefferies Financial Group, Inc.	12,009	212,199
Voya Financial, Inc.	830	42,272
		376,091
Insurance 6.0%
Aflac, Inc.	11,896	610,265
Alleghany Corp.*	196	130,007
Allstate Corp.	4,423	422,441
American Financial Group, Inc.	2,792	274,174
American National Insurance Co.	463	52,490
Aon PLC	4,349	783,124
Arch Capital Group Ltd.*	7,901	272,031
Arthur J. Gallagher & Co.	12,731	1,071,950
Assurant, Inc.	1,960	195,922
Assured Guaranty Ltd.	23,248	950,146
Athene Holding Ltd. "A"*	3,482	141,543
Brown & Brown, Inc.	16,674	526,398
Chubb Ltd.	1,310	191,352
Cincinnati Financial Corp.	5,762	566,059
CNA Financial Corp.	688	30,933
Erie Indemnity Co. "A"	3,312	704,363
Everest Re Group Ltd.	1,633	404,429
Fidelity National Financial, Inc.	13,771	530,872
First American Financial Corp.	4,337	224,006
Hanover Insurance Group, Inc.	2,697	329,466
Hartford Financial Services Group, Inc.	2,287	120,433
Lincoln National Corp.	720	42,804
Loews Corp.	7,064	362,807
Markel Corp.*	46	48,708
Marsh & McLennan Companies, Inc.	12,027	1,149,781
Mercury General Corp.	2,645	152,484
MetLife, Inc.	2,258	104,342
Old Republic International Corp.	33,741	743,989
Principal Financial Group, Inc.	1,108	57,140
Progressive Corp.	19,017	1,507,668
Prudential Financial, Inc.	959	88,592
Reinsurance Group of America, Inc.	2,341	346,609
RenaissanceRe Holdings Ltd.	226	39,423
The Travelers Companies, Inc.	3,364	489,698
Torchmark Corp.	23,065	1,972,288
Unum Group	1,209	38,071
W.R. Berkley Corp.	8,548	531,686
White Mountains Insurance Group Ltd.	679	665,148
Willis Towers Watson PLC	2,100	368,550
		17,242,192
Mortgage Real Estate Investment Trusts (REITs) 0.6%
AGNC Investment Corp.	13,160	215,824
Annaly Capital Management, Inc.	35,200	310,112
Chimera Investment Corp.	25,257	460,688
MFA Financial, Inc.	20,298	142,898
New Residential Investment Corp.	19,898	303,444
Starwood Property Trust, Inc.	3,171	69,921
Two Harbors Investment Corp.	12,682	154,974
		1,657,861
Thrifts & Mortgage Finance 0.0%
New York Community Bancorp., Inc.	4,738	47,048
Health Care 9.2%
Biotechnology 0.3%
AbbVie, Inc.	1,076	82,540
Alexion Pharmaceuticals, Inc.*	401	45,586
Amgen, Inc.	1,699	283,223
Biogen., Inc.*	539	118,197
Celgene Corp.*	675	63,308
Gilead Sciences, Inc.	3,811	237,235
Regeneron Pharmaceuticals, Inc.*	163	49,181
United Therapeutics Corp.*	1,500	125,955
		1,005,225
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	279	21,240
ABIOMED, Inc.*	62	16,239
Align Technology, Inc.*	450	127,958
Baxter International, Inc.	8,448	620,421
Becton, Dickinson & Co.	145	33,849
Boston Scientific Corp.*	9,419	361,784
Cantel Medical Corp.	620	42,619
Danaher Corp.	2,491	328,837
Edwards Lifesciences Corp.*	2,841	484,959
Hill-Rom Holdings, Inc.	3,553	341,621
Hologic, Inc.*	2,126	93,565
ICU Medical, Inc.*	695	147,896
IDEXX Laboratories, Inc.*	1,708	426,607
Integra LifeSciences Holdings Corp.*	934	43,524
Intuitive Surgical, Inc.*	526	244,511
Masimo Corp.*	2,531	330,903
Medtronic PLC	1,932	178,865
ResMed, Inc.	6,478	739,269
STERIS PLC	3,901	521,486
Stryker Corp.	1,460	267,530
Teleflex, Inc.	300	86,490
The Cooper Companies, Inc.	1,846	549,720
Varian Medical Systems, Inc.*	6,324	798,468
West Pharmaceutical Services, Inc.	5,368	615,173
Zimmer Biomet Holdings, Inc.	2,047	233,215
		7,656,749
Health Care Providers & Services 4.4%
Acadia Healthcare Co., Inc.*	1,953	62,926
AmerisourceBergen Corp.	8,544	665,236
Anthem, Inc.	2,098	583,202
Cardinal Health, Inc.	11,134	468,407
Centene Corp.*	20,643	1,192,133
Chemed Corp.	2,008	658,504
Cigna Corp.	7,551	1,117,699
Covetrus, Inc.*	4,551	112,228
CVS Health Corp.	9,219	482,799
DaVita, Inc.*	1,621	70,384
Encompass Health Corp.	7,544	444,492
HCA Healthcare, Inc.	5,757	696,367
Henry Schein, Inc.*	11,378	733,426
Humana, Inc.	4,542	1,112,154
Laboratory Corp. of America Holdings*	3,707	602,795
McKesson Corp.	2,948	360,069
MEDNAX, Inc.*	2,242	55,288
Molina Healthcare, Inc.*	1,184	168,436
Premier, Inc. "A"*	11,579	425,528
Quest Diagnostics, Inc.	8,356	801,424
UnitedHealth Group, Inc.	521	125,978
Universal Health Services, Inc. "B"	7,859	939,543
WellCare Health Plans, Inc.*	2,444	675,008
		12,554,026
Health Care Technology 0.2%
Cerner Corp.*	6,943	485,802
Veeva Systems, Inc. "A"*	670	103,374
		589,176
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	4,499	301,658
Bio-Rad Laboratories, Inc. "A"*	241	69,150
Bio-Techne Corp.	1,975	391,149
Bruker Corp.	2,198	91,810
Charles River Laboratories International, Inc.*	2,653	332,819
Illumina, Inc.*	134	41,126
IQVIA Holdings, Inc.*	2,432	330,387
Mettler-Toledo International, Inc.*	468	338,406
PerkinElmer, Inc.	1,947	168,104
PRA Health Sciences, Inc.*	295	25,585
QIAGEN NV*	4,061	154,643
Thermo Fisher Scientific, Inc.	664	177,275
Waters Corp.*	2,083	418,079
		2,840,191
Pharmaceuticals 0.6%
Allergan PLC	139	16,945
Bristol-Myers Squibb Co.	4,174	189,374
Catalent, Inc.*	1,042	47,411
Elanco Animal Health, Inc.*	464	14,514
Eli Lilly & Co.	1,945	225,503
Jazz Pharmaceuticals PLC*	1,421	178,407
Johnson & Johnson	550	72,133
Merck & Co., Inc.	1,662	131,647
Mylan NV*	2,049	34,423
Perrigo Co. PLC	508	21,346
Pfizer, Inc.	2,063	85,656
Zoetis, Inc.	5,838	589,930
		1,607,289
Industrials 15.9%
Aerospace & Defense 2.4%
Arconic, Inc.	760	16,644
Boeing Co.	708	241,860
BWX Technologies, Inc.	1,106	51,473
Curtiss-Wright Corp.	1,967	219,301
General Dynamics Corp.	3,384	544,215
Harris Corp.	2,813	526,565
HEICO Corp.	1,000	121,590
HEICO Corp. "A"	1,976	194,162
Hexcel Corp.	5,540	403,257
Huntington Ingalls Industries, Inc.	2,998	614,950
L3 Technologies, Inc.	2,131	515,830
Lockheed Martin Corp.	1,482	501,716
Northrop Grumman Corp.	964	292,333
Raytheon Co.	3,147	549,151
Spirit AeroSystems Holdings, Inc. "A"	6,557	531,379
Teledyne Technologies, Inc.*	1,294	305,125
Textron, Inc.	10,629	481,494
TransDigm Group, Inc.*	1,157	510,179
United Technologies Corp.	2,266	286,196
		6,907,420
Air Freight & Logistics 0.8%
C.H. Robinson Worldwide, Inc.	8,977	714,839
Expeditors International of Washington, Inc.	16,229	1,129,376
FedEx Corp.	1,643	253,482
United Parcel Service, Inc. "B"	1,551	144,119
		2,241,816
Airlines 0.7%
Alaska Air Group, Inc.	9,299	541,202
American Airlines Group, Inc.	1,109	30,198
Delta Air Lines, Inc.	11,164	574,946
JetBlue Airways Corp.*	14,244	245,424
Southwest Airlines Co.	6,561	312,304
United Continental Holdings, Inc.*	3,339	259,273
		1,963,347
Building Products 0.8%
A.O. Smith Corp.	3,404	137,862
Allegion PLC	3,972	385,483
Armstrong World Industries, Inc.	576	51,091
Fortune Brands Home & Security, Inc.	1,690	81,221
Johnson Controls International PLC	16,422	632,576
Lennox International, Inc.	2,195	579,722
Masco Corp.	3,784	132,137
Owens Corning	640	31,021
Resideo Technologies, Inc.*	16,608	326,845
		2,357,958
Commercial Services & Supplies 1.8%
ADT, Inc.	10,134	59,284
Cintas Corp.	3,831	849,831
Clean Harbors, Inc.*	3,542	227,113
Copart, Inc.*	14,118	1,009,155
KAR Auction Services, Inc.	11,705	658,055
Republic Services, Inc.	7,655	647,536
Rollins, Inc.	6,987	262,502
Stericycle, Inc.*	256	11,873
Waste Management, Inc.	12,498	1,366,656
		5,092,005
Construction & Engineering 0.4%
AECOM*	6,158	196,440
Arcosa, Inc.	8,066	273,357
Fluor Corp.	5,722	158,614
Jacobs Engineering Group, Inc.	1,756	132,209
Quanta Services, Inc.	7,134	247,978
Valmont Industries, Inc.	645	72,956
		1,081,554
Electrical Equipment 1.2%
Acuity Brands, Inc.	460	56,888
AMETEK, Inc.	5,896	482,824
Eaton Corp. PLC	9,145	681,211
Emerson Electric Co.	12,801	771,132
Hubbell, Inc.	1,782	204,110
nVent Electric PLC	17,854	411,713
Regal Beloit Corp.	3,725	270,808
Rockwell Automation, Inc.	3,666	545,684
Sensata Technologies Holding PLC*	4,736	202,180
		3,626,550
Industrial Conglomerates 0.4%
3M Co.	726	115,979
Carlisle Companies, Inc.	2,075	276,618
Honeywell International, Inc.	1,599	262,732
Roper Technologies, Inc.	1,369	470,826
		1,126,155
Machinery 4.2%
AGCO Corp.	1,976	131,523
Allison Transmission Holdings, Inc.	18,479	764,846
Caterpillar, Inc.	1,049	125,681
Crane Co.	4,477	342,311
Cummins, Inc.	5,339	804,908
Deere & Co.	1,604	224,833
Donaldson Co., Inc.	11,572	549,091
Dover Corp.	10,721	958,565
Flowserve Corp.	4,148	192,675
Fortive Corp.	3,668	279,318
Graco, Inc.	10,121	477,914
IDEX Corp.	3,635	555,101
Illinois Tool Works, Inc.	1,909	266,573
Ingersoll-Rand PLC	13,607	1,610,252
ITT, Inc.	7,587	437,163
Lincoln Electric Holdings, Inc.	2,613	198,431
Middleby Corp.*	890	116,118
Nordson Corp.	517	64,945
Oshkosh Corp.	1,474	104,934
PACCAR, Inc.	8,655	569,672
Parker-Hannifin Corp.	3,279	499,457
Pentair PLC	10,510	365,958
Snap-on, Inc.	3,967	618,535
Stanley Black & Decker, Inc.	1,592	202,534
Timken Co.	1,700	74,817
Toro Co.	9,861	642,543
WABCO Holdings, Inc.*	1,705	223,201
Wabtec Corp.	2,164	134,990
Xylem, Inc.	7,303	542,029
		12,078,918
Marine 0.2%
Kirby Corp.*	6,764	523,398
Professional Services 0.9%
CoStar Group, Inc.*	729	371,528
Equifax, Inc.	2,780	336,102
IHS Markit Ltd.*	4,524	259,632
ManpowerGroup, Inc.	395	33,780
Nielsen Holdings PLC	1,953	44,392
Robert Half International, Inc.	16,470	883,780
TransUnion	2,979	195,244
Verisk Analytics, Inc.	2,586	362,040
		2,486,498
Road & Rail 1.1%
AMERCO	289	106,416
CSX Corp.	3,113	231,825
Genesee & Wyoming, Inc. "A"*	1,591	151,495
J.B. Hunt Transport Services, Inc.	6,629	564,393
Kansas City Southern	3,239	366,914
Landstar System, Inc.	4,449	428,216
Norfolk Southern Corp.	2,800	546,392
Old Dominion Freight Line, Inc.	2,973	393,744
Ryder System, Inc.	585	29,543
Schneider National, Inc. "B"	2,879	48,367
Union Pacific Corp.	1,957	326,388
		3,193,693
Trading Companies & Distributors 1.0%
Air Lease Corp.	2,023	72,828
Fastenal Co.	23,156	708,342
HD Supply Holdings, Inc.*	13,284	551,153
MSC Industrial Direct Co., Inc. "A"	5,071	358,317
W.W. Grainger, Inc.	2,541	664,954
Watsco, Inc.	2,428	382,143
WESCO International, Inc.*	1,123	52,590
		2,790,327
Transportation Infrastructure 0.0%
Macquarie Infrastructure Corp.	477	19,018
Information Technology 15.4%
Communications Equipment 1.4%
Arista Networks, Inc.*	137	33,509
Cisco Systems, Inc.	7,329	381,328
F5 Networks, Inc.*	9,038	1,193,739
Juniper Networks, Inc.	34,982	860,907
Motorola Solutions, Inc.	10,432	1,564,278
Ubiquiti Networks, Inc. (a)	164	19,731
		4,053,492
Electronic Equipment, Instruments & Components 2.0%
Amphenol Corp. "A"	6,030	524,610
Arrow Electronics, Inc.*	3,011	188,669
Avnet, Inc.	15,775	644,251
CDW Corp.	19,239	1,893,887
Cognex Corp.	660	26,796
Corning, Inc.	6,671	192,392
Dolby Laboratories, Inc. "A"	5,328	330,176
FLIR Systems, Inc.	7,932	383,354
Jabil, Inc.	13,824	339,932
Keysight Technologies, Inc.*	8,363	628,312
Littelfuse, Inc.	1,064	173,655
National Instruments Corp.	7,503	289,541
Trimble, Inc.*	2,467	98,433
Zebra Technologies Corp. "A"*	615	105,436
		5,819,444
IT Services 5.3%
Accenture PLC "A"	3,520	626,806
Akamai Technologies, Inc.*	6,565	494,738
Alliance Data Systems Corp.	925	127,188
Amdocs Ltd.	16,152	959,752
Automatic Data Processing, Inc.	4,639	742,797
Black Knight, Inc.*	1,912	108,391
Booz Allen Hamilton Holding Corp.	15,389	972,123
Broadridge Financial Solutions, Inc.	10,669	1,332,238
Cognizant Technology Solutions Corp. "A"	12,819	793,881
Conduent, Inc.*	2,397	21,333
CoreLogic, Inc.*	3,051	119,569
EPAM Systems, Inc.*	2,973	513,110
Euronet Worldwide, Inc.*	2,495	386,825
Fidelity National Information Services, Inc.	3,042	365,953
First Data Corp. "A"*	435	11,058
Fiserv, Inc.*	8,942	767,760
FleetCor Technologies, Inc.*	934	241,168
Genpact Ltd.	6,186	223,624
Global Payments, Inc.	674	103,823
GoDaddy, Inc. "A"*	871	64,802
International Business Machines Corp.	2,286	290,299
Jack Henry & Associates, Inc.	5,542	727,221
Leidos Holdings, Inc.	12,586	948,103
MasterCard, Inc. "A"	720	181,073
Paychex, Inc.	9,401	806,512
PayPal Holdings, Inc.*	1,402	153,869
Sabre Corp.	23,203	470,557
Total System Services, Inc.	7,418	916,346
VeriSign, Inc.*	4,088	797,078
Visa, Inc. "A"	909	146,649
Western Union Co.	17,454	338,608
WEX, Inc.*	523	98,816
Worldpay, Inc. "A"*	1,930	234,765
		15,086,835
Semiconductors & Semiconductor Equipment 2.4%
Analog Devices, Inc.	6,825	659,432
Applied Materials, Inc.	4,602	178,051
Broadcom, Inc.	394	99,146
Cypress Semiconductor Corp.	4,815	85,803
Intel Corp.	5,669	249,663
KLA-Tencor Corp.	8,160	841,051
Lam Research Corp.	3,394	592,626
Marvell Technology Group Ltd.	4,876	108,735
Maxim Integrated Products, Inc.	12,226	642,965
Microchip Technology, Inc.	4,325	346,130
Micron Technology, Inc.*	985	32,121
MKS Instruments, Inc.	2,380	170,075
Monolithic Power Systems, Inc.	2,065	240,469
NVIDIA Corp.	121	16,391
NXP Semiconductors NV	922	81,284
ON Semiconductor Corp.*	7,215	128,138
Qorvo, Inc.*	1,241	75,924
QUALCOMM., Inc.	576	38,488
Skyworks Solutions, Inc.	3,057	203,688
Teradyne, Inc.	11,134	469,187
Texas Instruments, Inc.	4,396	458,547
Versum Materials, Inc.	3,947	202,679
Xilinx, Inc.	9,310	952,506
		6,873,099
Software 3.0%
Adobe, Inc.*	1,066	288,779
ANSYS, Inc.*	3,828	687,126
Aspen Technology, Inc.*	6,851	778,342
Cadence Design Systems, Inc.*	5,314	337,811
CDK Global, Inc.	1,619	78,360
Citrix Systems, Inc.	9,706	913,529
DocuSign, Inc.*	325	18,219
Fair Isaac Corp.*	1,945	575,525
Fortinet, Inc.*	5,866	425,168
Intuit, Inc.	3,937	963,974
Manhattan Associates, Inc.*	3,682	241,061
Microsoft Corp.	1,864	230,539
Nuance Communications, Inc.*	2,080	35,714
Oracle Corp.	2,901	146,791
Palo Alto Networks, Inc.*	419	83,859
Paycom Software, Inc.*	115	24,391
Pegasystems, Inc.	1,516	109,364
PTC, Inc.*	2,728	229,316
Red Hat, Inc.*	1,383	254,887
RingCentral, Inc. "A"*	126	15,101
salesforce.com, Inc.*	1,092	165,340
ServiceNow, Inc.*	373	97,700
SS&C Technologies Holdings, Inc.	3,385	188,375
Symantec Corp.	1,403	26,278
Synopsys, Inc.*	7,220	840,697
Teradata Corp.*	4,006	137,566
Tyler Technologies, Inc.*	1,516	323,439
VMware, Inc. "A"	2,075	367,233
Zendesk, Inc.*	236	19,883
		8,604,367
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc.	2,545	445,553
Dell Technologies Inc. "C"*	3,774	224,742
Hewlett Packard Enterprise Co.	34,608	474,822
HP, Inc.	68,087	1,271,865
NCR Corp.*	1,404	42,962
NetApp, Inc.	20,697	1,225,263
Xerox Corp.	5,358	164,008
		3,849,215
Materials 4.7%
Chemicals 2.4%
Air Products & Chemicals, Inc.	5,984	1,218,283
Albemarle Corp.	509	32,220
Ashland Global Holdings, Inc.	5,339	399,731
Axalta Coating Systems Ltd.*	1,818	42,741
Cabot Corp.	3,581	143,025
Celanese Corp.	5,307	503,793
CF Industries Holdings, Inc.	3,289	132,349
Eastman Chemical Co.	8,621	559,675
Ecolab, Inc.	3,051	561,659
FMC Corp.	794	58,319
International Flavors & Fragrances, Inc.	1,708	231,297
Linde PLC	1,348	243,381
LyondellBasell Industries NV "A"	8,919	662,236
NewMarket Corp.	572	221,364
Olin Corp.	953	18,688
PPG Industries, Inc.	5,587	584,680
RPM International, Inc.	11,058	591,824
Scotts Miracle-Gro Co.	543	48,615
The Mosaic Co.	9,102	195,420
The Sherwin-Williams Co.	67	28,103
Valvoline, Inc.	15,064	262,867
W.R. Grace & Co.	3,760	265,005
Westlake Chemical Corp.	578	33,114
		7,038,389
Construction Materials 0.1%
Eagle Materials, Inc.	363	31,240
Martin Marietta Materials, Inc.	852	179,346
Vulcan Materials Co.	811	101,302
		311,888
Containers & Packaging 1.5%
AptarGroup, Inc.	5,494	622,305
Avery Dennison Corp.	2,883	300,005
Ball Corp.	21,190	1,300,854
Bemis Co., Inc.	7,447	434,532
Berry Global Group, Inc.*	4,488	211,026
Crown Holdings, Inc.*	3,699	205,036
Graphic Packaging Holding Co.	7,344	95,472
International Paper Co.	5,802	240,609
Owens-Illinois, Inc.	2,794	44,704
Packaging Corp. of America	2,743	244,346
Sealed Air Corp.	1,942	81,370
Silgan Holdings, Inc.	1,407	40,789
Sonoco Products Co.	4,914	303,833
WestRock Co.	3,835	125,021
		4,249,902
Metals & Mining 0.6%
Alcoa Corp.*	612	12,968
Newmont Goldcorp Corp.	5,022	166,178
Nucor Corp.	14,079	675,792
Reliance Steel & Aluminum Co.	6,930	577,061
Southern Copper Corp.	947	31,942
Steel Dynamics, Inc.	11,685	293,878
		1,757,819
Paper & Forest Products 0.1%
Domtar Corp.	5,143	216,263
Real Estate 5.6%
Equity Real Estate Investment Trusts (REITs) 5.1%
Alexandria Real Estate Equities, Inc.	485	71,009
American Campus Communities, Inc.	1,522	70,499
American Homes 4 Rent "A"	1,398	34,125
American Tower Corp.	1,287	268,687
Apartment Investment & Management Co. "A"	1,000	49,950
Apple Hospitality REIT, Inc.	8,342	128,800
AvalonBay Communities, Inc.	2,438	494,938
Boston Properties, Inc.	1,254	164,061
Brandywine Realty Trust	2,907	43,925
Brixmor Property Group, Inc.	11,423	195,904
Brookfield Property REIT, Inc. "A"	10,208	188,236
Camden Property Trust	2,058	212,715
Columbia Property Trust, Inc.	6,275	134,159
CoreSite Realty Corp.	447	52,174
Corporate Office Properties Trust	1,297	36,108
Crown Castle International Corp.	751	97,638
CubeSmart	6,069	204,647
Digital Realty Trust, Inc.	554	65,217
Douglas Emmett, Inc.	1,157	46,616
Duke Realty Corp.	9,750	293,377
Empire State Realty Trust, Inc. "A"	2,110	32,410
EPR Properties	6,604	515,772
Equinix, Inc.	50	24,290
Equity Commonwealth	1,035	33,710
Equity LifeStyle Properties, Inc.	3,869	470,703
Equity Residential	3,722	284,994
Essex Property Trust, Inc.	1,056	308,077
Extra Space Storage, Inc.	6,411	687,003
Federal Realty Investment Trust	1,694	221,457
Gaming and Leisure Properties, Inc.	12,988	512,896
HCP, Inc.	9,089	288,212
Healthcare Trust of America, Inc. "A"	1,336	38,463
Highwoods Properties, Inc.	3,943	172,940
Hospitality Properties Trust	8,491	211,171
Host Hotels & Resorts, Inc.	28,961	524,484
Hudson Pacific Properties, Inc.	1,051	35,114
Iron Mountain, Inc.	2,838	86,985
Kilroy Realty Corp.	1,020	75,184
Kimco Realty Corp.	9,357	162,812
Lamar Advertising Co. "A"	8,699	680,349
Liberty Property Trust	6,491	308,128
Life Storage, Inc.	1,372	132,096
Medical Properties Trust, Inc.	19,908	353,964
Mid-America Apartment Communities, Inc.	1,946	222,194
National Retail Properties, Inc.	5,974	319,788
Omega Healthcare Investors, Inc.	3,339	118,935
Outfront Media, Inc.	6,642	163,725
Paramount Group, Inc.	2,144	30,552
Park Hotels & Resorts, Inc.	14,508	400,711
Prologis, Inc.	6,123	451,081
Public Storage	2,782	661,782
Rayonier, Inc.	8,668	244,004
Realty Income Corp.	3,038	212,903
Regency Centers Corp.	1,476	97,357
Retail Properties of America, Inc. "A"	29,989	356,569
SBA Communications Corp. *	568	122,921
Senior Housing Properties Trust	3,625	28,565
Simon Property Group, Inc.	3,254	527,441
SL Green Realty Corp.	340	29,240
Spirit Realty Capital, Inc.	2,630	112,196
STORE Capital Corp.	4,135	141,500
Sun Communities, Inc.	850	107,329
Taubman Centers, Inc.	563	24,975
The Macerich Co.	630	22,888
UDR, Inc.	1,491	66,767
Ventas, Inc.	3,119	200,552
VEREIT, Inc.	7,811	69,362
VICI Properties, Inc.	3,446	76,432
Vornado Realty Trust	1,036	68,614
Weingarten Realty Investors	12,525	353,205
Welltower, Inc.	1,028	83,494
Weyerhaeuser Co.	3,630	82,764
WP Carey, Inc.	3,298	273,767
		14,685,612
Real Estate Management & Development 0.5%
CBRE Group, Inc. "A"*	19,461	889,368
Howard Hughes Corp.*	152	15,631
Jones Lang LaSalle, Inc.	3,638	452,749
Realogy Holdings Corp. (a)	852	6,041
		1,363,789
Utilities 9.1%
Electric Utilities 4.0%
Alliant Energy Corp.	12,859	610,288
American Electric Power Co., Inc.	9,474	815,901
Avangrid, Inc.	1,527	76,442
Duke Energy Corp.	5,419	463,921
Edison International	7,761	460,770
Entergy Corp.	14,787	1,435,374
Evergy, Inc.	8,166	474,771
Eversource Energy	10,172	751,100
Exelon Corp.	30,111	1,447,737
FirstEnergy Corp.	16,441	678,027
Hawaiian Electric Industries, Inc.	11,826	491,252
NextEra Energy, Inc.	2,081	412,475
OGE Energy Corp.	17,666	734,199
Pinnacle West Capital Corp.	7,560	709,960
PPL Corp.	17,490	520,502
Southern Co.	8,804	471,014
Xcel Energy, Inc.	16,238	931,087
		11,484,820
Gas Utilities 1.0%
Atmos Energy Corp.	9,297	946,435
National Fuel Gas Co.	8,612	459,106
UGI Corp.	31,361	1,618,541
		3,024,082
Independent Power & Renewable Electricity Producers 0.6%
AES Corp.	50,836	803,209
NRG Energy, Inc.	2,945	100,248
Vistra Energy Corp.	32,984	777,103
		1,680,560
Multi-Utilities 3.2%
Ameren Corp.	18,259	1,339,115
CenterPoint Energy, Inc.	30,023	853,854
CMS Energy Corp.	15,512	870,378
Consolidated Edison, Inc.	14,683	1,267,143
Dominion Energy, Inc	8,511	639,857
DTE Energy Co.	9,480	1,189,456
MDU Resources Group, Inc.	15,844	391,030
NiSource, Inc.	10,492	292,202
Public Service Enterprise Group, Inc.	12,483	733,501
Sempra Energy	5,746	755,312
WEC Energy Group, Inc.	10,271	827,329
		9,159,177
Water Utilities 0.3%
American Water Works Co., Inc.	5,874	663,879
Aqua America, Inc.	5,120	202,445
		866,324
Total Common Stocks (Cost $257,041,088)		284,288,729
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.2%
U.S. Treasury Obligation
U.S. Treasury Bill, 2.402% **, 6/20/2019 (b) (Cost $451,427)	452,000	451,518
	Shares	Value ($)
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (c) (d) (Cost $20,968)	20,968	20,968
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 2.40% (c) (Cost $1,965,820)	1,965,820	1,965,820
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $259,479,303)	100.0	286,727,035
Other Assets and Liabilities, Net	0.0	102,761
Net Assets	100.0	286,829,796

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended May 31, 2019 are as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (c) (d)
1,005,789	—	984,821(e)	—	—	7,956	—	20,968	20,968
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 2.40% (c)
5,668,691	28,928,089	32,630,960	—	—	61,260	—	1,965,820	1,965,820
6,674,480	28,928,089	33,615,781	—	—	69,216	—	1,986,788	1,986,788

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $19,930, which is 0.0% of net assets.
(b)	At May 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
At May 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Russell E Mini 2000 Index	USD	6/21/2019	18	1,443,224	1,372,950	(70,274)
S&P 500 E-Mini Index	USD	6/21/2019	4	573,912	550,520	(23,392)
S&P MidCap 400 E-Mini Index	USD	6/21/2019	2	380,626	362,040	(18,586)
Total unrealized depreciation						(112,252)

Currency Abbreviation USD United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$284,288,729	$—	$—	$284,288,729
Government & Agency Obligation	—	451,518	—	451,518
Short-Term Investments (f)	1,986,788	—	—	1,986,788
Total	$286,275,517	$451,518	$—	$286,727,035
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(112,252)	$—	$—	$(112,252)
Total	$(112,252)	$—	$—	$(112,252)

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (112,252)